EQUITY - Disclosure of composition of share capital (Details) - shares	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Number of shares issued	4,044,812	3,085,452
Number of shares outstanding	4,044,812	3,085,452